As filed with the Securities and Exchange Commission on February 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21332

Helios High Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, 15th Floor New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios High Income Fund, Inc. Schedule of Investments (Unaudited) December 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS - 128.9%
Automotive - 6.8%
American Axle & Manufacturing, Inc.	6.25%	03/15/21	$ 465	$494,063
American Axle & Manufacturing, Inc.	7.75	11/15/19	200	227,500
Chrysler Group LLC/CG Co-Issuer, Inc. 1	8.25	06/15/21	600	682,500
Ford Motor Co. 1	6.50	08/01/18	475	548,987
Jaguar Land Rover Automotive PLC 2,3,4	8.13	05/15/21	400	455,000
Motors Liquidation Co. 5,6	8.38	07/15/33	1,250	125
Servus Luxembourg Holding SCA 2,3,4	7.75	06/15/18	425	615,078
Total Automotive				3,023,253
Banking - 1.3%
Ally Financial, Inc. 7 (Acquired 12/02/08, Cost $7,451,0.0%)	6.75	12/01/14	275	297,687
Bilbao Luxembourg SA 4,10	10.50	12/01/18	200	269,638
Total Banking				567,325
Basic Industry - 21.3%
AK Steel Corp. 1	7.63	05/15/20	455	453,862
Alpha Natural Resources, Inc. 1	6.25	06/01/21	700	598,500
Arch Coal, Inc. 1	7.25	06/15/21	1,000	765,000
Associated Materials LLC/AMH New Finance, Inc. 1	9.13	11/01/17	550	587,125
Cascades, Inc. 1,4	7.75	12/15/17	550	573,375
FMG Resources August 2006 Property Ltd. 2,3,4	6.88	04/01/22	375	408,750
Georgia-Pacific LLC	7.25	6/1/2028	220	265,183
Georgia-Pacific LLC	7.38	12/01/25	255	314,665
Hexion US Finance Corp.	9.00	11/15/20	600	598,500
Huntsman International LLC 1	8.63	03/15/21	500	565,000
INEOS Group Holdings SA 1,2,3,4	6.13	08/15/18	625	628,125
Masonite International Corp. 1,2,3,4	8.25	04/15/21	575	632,500
Ply Gem Industries, Inc.	8.25	02/15/18	492	523,980
Steel Dynamics, Inc. 1	7.63	03/15/20	300	325,500
Tembec Industries, Inc. 1,4	11.25	12/15/18	550	602,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 2,3,4	8.75	02/01/19	450	464,625
USG Corp. 1	9.75	01/15/18	600	709,500
Xerium Technologies, Inc.	8.88	06/15/18	460	483,000
Total Basic Industry				9,499,440
Capital Goods - 10.6%
AAR Corp.	7.25	01/15/22	200	214,000
AAR Corp. 2,3	7.25	01/15/22	100	107,000
Ardagh Packaging Finance PLC 2,3,4	7.00	11/15/20	600	606,000
Berry Plastics Corp. 1	9.50	05/15/18	550	589,875
Coleman Cable, Inc.	9.00	02/15/18	300	315,000
Crown Cork & Seal Company, Inc. 1	7.38	12/15/26	700	773,500
Mueller Water Products, Inc. 1	7.38	06/01/17	625	640,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 1	9.00	04/15/19	550	589,875
Tekni-Plex, Inc. 2,3	9.75	06/01/19	217	246,295
Terex Corp.	6.50	04/01/20	200	214,000
Terex Corp.	6.00	05/15/21	400	413,500
Tyco Electronics Group S.A.	6.55	10/01/17
Total Capital Goods				4,709,670
Consumer Cyclical - 7.3%
ACCO Brands Corp.	6.75	04/30/20	600	592,500
DineEquity, Inc. 1	9.50	10/30/18	525	582,750
Levi Strauss & Co. 1	7.63	05/15/20	500	548,750
Limited Brands, Inc.	7.60	07/15/37	300	304,875
Limited Brands, Inc.	8.50	06/15/19	250	300,000
Michaels Stores, Inc.	7.75	11/01/18	450	488,250
New Albertsons, Inc.	7.75	06/15/26	550	445,500
Total Consumer Cyclical				3,262,625
Consumer Non-Cyclical – 2.2%
C&S Group Enterprises LLC 2,3	8.38	05/01/17	476	504,560
Easton-Bell Sports, Inc. 1	9.75	12/01/16	475	497,567
Total Consumer Non-Cyclical				1,002,127
Energy - 18.3%
AmeriGas Partners LP	7.00	05/20/22	300	325,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 2,3	5.88	08/01/23	650	619,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 1	8.63	10/15/20	550	591,250
Calfrac Holdings LP 1,2,3	7.50	12/01/20	600	612,000
Crosstex Energy LP/Crosstex Energy Finance Corp. 1	8.88	02/15/18	500	525,625
EV Energy Partners LP/EV Energy Finance Corp. 1	8.00	04/15/19	550	552,750
GMX Resources, Inc. 1,6	11.00	12/01/17	206	180,896
Hilcorp Energy I LP/Hilcorp Finance Co. 1,2,3	8.00	02/15/20	500	541,250
Key Energy Services, Inc.	6.75	03/01/21	400	410,000
Linn Energy LLC/Linn Energy Finance Corp. 1	8.63	04/15/20	600	648,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 1	8.88	03/15/18	525	546,000
Pioneer Natural Resources Co.	6.65	03/15/17	350	399,068
Precision Drilling Corp. 4	6.63	11/15/20	450	480,375
RKI Exploration & Production LLC 2,3	8.50	08/01/21	400	421,000
Trinidad Drilling Ltd. 1,2,3,4	7.88	01/15/19	550	584,375
Venoco, Inc. 1	8.88	02/15/19	525	517,125
W&T Offshore, Inc.	8.50	06/15/19	190	200,925
Total Energy				8,155,264
Finance & Investment - 0.9%
Numericable Finance & Company SCA	12.38	02/15/19	244	409,100
Total Finance & Investment				409,100
Healthcare - 9.9%
CHS/Community Health Systems, Inc.	7.13	07/15/20	575	596,563
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	400	430,000
HCA, Inc. 1	8.00	10/01/18	550	649,687
inVentiv Health, Inc. 2,3	11.00	08/15/18	215	189,738
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 2,3	9.50	12/01/19	500	562,500
Kindred Healthcare, Inc.	8.25	06/01/19	575	612,375
Polymer Group, Inc.	7.75	02/01/19	525	559,781
Service Corporation International	6.75	04/01/16	750	817,500
Total Healthcare				4,418,144
Media - 9.6%
Cablevision Systems Corp. 1	8.63	09/15/17	750	873,750
CCO Holdings LLC/CCO Holdings Capital Corp. 1	8.13	04/30/20	750	813,750
Cenveo Corp.	8.88	02/01/18	575	575,000
Clear Channel Communications, Inc. 1	9.00	03/01/21	600	606,000
Cumulus Media Holdings, Inc. 1	7.75	05/01/19	575	606,625
Mediacom LLC/Mediacom Capital Corp. 1	9.13	08/15/19	550	594,688
National CineMedia LLC	6.00	04/15/22	200	206,500
Total Media				4,276,313
Real Estate - 1.4%
Realogy Corp. 1,2,3	7.88	02/15/19	550	603,625
Total Real Estate				603,625
Services - 21.3%
AMC Entertainment, Inc. 1	8.75	06/01/19	800	855,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 1	8.25	01/15/19	550	599,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50	04/01/23	300	290,625
Boyd Gaming Corp. 1	9.00	07/01/20	600	657,000
Casella Waste Systems, Inc. 1	7.75	02/15/19	775	794,375
Chester Downs & Marina LLC 2,3	9.25	02/01/20	600	601,500
GLP Capital LP/GLP Financing II, Inc. 2,3	5.38	11/01/23	325	319,313
Iron Mountain, Inc.	8.38	08/15/21	250	269,375
Iron Mountain, Inc.	6.00	08/15/23	450	461,250

Isle of Capri Casinos, Inc.	5.88	03/15/21	350	343,875
KM Germany Holdings GmbH	8.75	12/15/20	250	383,478
Legrand France SA 1,4	8.50	02/15/25	500	645,043
MGM Resorts International 1	7.63	01/15/17	550	625,625
MTR Gaming Group, Inc.	11.50	08/01/19	553	614,470
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,2,3	8.88	04/15/17	550	550,000
RPG Byty, s.r.o	6.75	05/01/20	200	278,580
Sotheby's 2,3	5.25	10/01/22	300	281,250
United Rentals North America, Inc. 1	10.25	11/15/19	250	283,250
United Rentals North America, Inc.	8.25	02/01/21	300	338,250
United Rentals North America, Inc.	7.63	04/15/22	275	305,594
Total Services				9,497,353
Technology & Electronics - 3.7%
First Data Corp. 1,2,3	11.25	01/15/21	700	772,625
Freescale Semiconductor, Inc. 1	8.05	02/01/20	550	591,250
ION Geophysical Corp. 2,3	8.13	05/15/18	325	269,750
Total Technology & Electronics				1,633,625
Telecommunications - 12.5%
CenturyLink, Inc. 1	7.65	03/15/42	600	535,500
Cincinnati Bell, Inc. 1	8.75	03/15/18	600	630,000
Fairpoint Communications, Inc. 2,3	8.75	08/15/19	375	397,500
Frontier Communications Corp. 1	7.13	03/15/19	950	1,023,625
Intelsat Luxembourg SA 2,3,4	7.75	06/01/21	600	643,500
Level 3 Communications, Inc. 1	8.88	06/01/19	600	655,500
Level 3 Communications, Inc. 2,3	6.13	01/15/21	150	151,500
MetroPCS Wireless, Inc. 1,2,3	6.63	04/01/23	575	593,687
PAETEC Holding Corp.	9.88	12/01/18	300	335,250
Windstream Corp.	7.50	06/01/22	575	587,938
Total Telecommunications				5,554,000
Utility – 1.8%
NRG Energy, Inc. 1	8.50	06/15/19	500	533,750
Zayo Group LLC	10.13	07/01/20	250	288,125
Total Utility				821,875

Total CORPORATE BONDS (Cost $54,456,540)				57,433,739
TERM LOANS - 3.2%
Albertson, Inc. 3,8	4.75	03/21/19	199	199,911
Fairpoint Communications, Inc. 3,8	7.50	02/14/19	323	332,965
Four Seasons Holdings, Inc. 3,8	6.25	12/13/20	300	306,750
inVentiv Health, Inc. 3,8	7.50	08/04/16	425	419,688
Texas Competitive Electric Holdings Company LLC 3,8	4.68	10/10/17	33	22,578
Texas Competitive Electric Holdings Company LLC 3,8	4.74	10/10/17	143	99,100
Texas Competitive Electric Holdings Company LLC 3,8	4.77	10/10/17	86	59,508
Total TERM LOANS (Cost $1,458,626)				1,440,500
			Shares	Value
COMMON STOCKS - 1.5%
Services - 0.3%
Iron Mountain, Inc.			4,000	121,400
Total Services				121,400
Telecommunications - 1.5%
AT&T, Inc.			4,590	161,384
CenturyLink, Inc.			4,530	144,281
Frontier Communications Corp.			65,161	302,999
Windstream Holdings, Inc.			8,300	66,234
Total Telecommunications				674,898
Total COMMON STOCKS (Cost $844,967)				796,298
WARRANTS - 0.7%
Automotive - 0.7%
General Motors Financial Company, Inc. 9 Expiration: July 2016, Exercise Price: $10.00			5,546	172,813
General Motors Financial Company, Inc. 9 Expiration: July 2019, Exercise Price: $10.00			5,546	128,279
Total Automotive				301,092

Total WARRANTS (Cost $336,206)				301,092
Total Investments - 134.6% (Cost $57,096,339)				59,971,629
Liabilities in Excess of Other Assets - (34.6)%				(15,405,665)
TOTAL NET ASSETS - 100.0%				$44,565,964

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Portion or entire principal amount pledged as collateral for credit facility.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the total value of all such securities was $13,382,171 or 30.0% of net assets.

3 - Private Placement.
4 - Foreign security or a U.S. security of a foreign company.
5 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of December 31, 2013, the total value of all such securities was $125 or 0.0% of net assets.

6 - Issuer is currently in default on its regularly scheduled interest payment.
7 - Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Directors. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of December 31, 2013, the total value of all such securities was $297,687 or 0.0% of net assets.

8 - Variable rate security – Interest rate shown is the rate in effect as of December 31, 2013.
9 - Non-income producing security.
10 - Payment in kind security.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2013 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$79,127,661	$175	$79,127,836
Term Loans	-	1,942,746	-	1,942,746
Common Stocks	1,104,751	-	-	1,104,751
Warrants	401,366	-	-	401,366
Total	$1,506,117	$81,070,407	$175	$82,576,699

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(63,488)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(63,488)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 175	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $175. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	-	-
Realized Gain/(Loss)	(25)	(25)
Change in Unrealized Appreciation (Depreciation)	-	-
Purchases at cost	-	-
Sales proceeds	-	-
Transfers out of Level 3	-	-
Balance as of December 31, 2013	$175	$175
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-

Helios High Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$57,433,614	$125	$57,433,739
Term Loans	-	1,440,500	-	1,440,500
Common Stocks	796,298	-	-	796,298
Warrants	301,092	-	-	301,092
Total	$1,097,390	$58,874,114	$125	$59,971,629

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(44,486)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(44,486)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $125. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2013	$37,162	$150	$37,312
Accrued Discounts (Premiums)	-	-	-
Realized Gain/(Loss)	120,571	(25)	120,546
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases at cost	-	-	-
Sales proceeds	(157,733)	-	(157,733)
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$-	$125	$125
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$-

Helios Multi-Sector High Income, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$64,313,086	$150	$64,313,236
Term Loans	-	1,608,123	-	1,608,123
Common Stocks	896,670	-	-	896,670
Warrants	351,202	-	-	351,202
Total	$1,247,872	$65,921,209	$150	$67,169,231

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(51,997)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(51,997)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 150	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $150. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2013	$37,162	$175	$37,337
Accrued Discounts (Premiums)	-	-	-
Realized Gain/(Loss)	120,571	(25)	120,546
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases at cost	-	-	-
Sales proceeds	(157,733)	-	(157,733)
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$-	$150	$150
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$-

Helios Strategic Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$1,542,552	$-	$1,542,552
Corporate Bonds	-	50,751,023	125	50,751,148
Term Loans	-	1,066,978	-	1,066,978
Common Stocks	2,925,884	-	-	2,925,884
Warrants	301,092	-	-	301,092
Total	$3,226,976	$53,360,553	$125	$56,587,654

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $125. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Corporate Bonds	Total
Balance as of March 31, 2013	$150	$150
Accrued Discounts (Premiums)	-	-
Realized Gain/(Loss)	(25)	(25)
Change in Unrealized Appreciation (Depreciation)	-	-
Purchases at cost	-	-
Sales proceeds	-	-
Transfers out of Level 3	-	-
Balance as of December 31, 2013	$125	$125
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-

For the period ended December 31, 2013, there was no security transfer activity between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Foreign Currency Contracts: A forward foreign currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. invest in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All contracts were done with Bank of New York Mellon as the counterparty. As of December 31, 2013, the following forward contracts were outstanding:

Helios Advantage Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	2,185,000	Euros	$3,005,869	2,943,331	U.S. Dollars	$2,943,331	$(62,538)
01/13/14	282,965	U.S. Dollars	282,965	205,000	Euros	282,015	(950)
							$(63,488)

Helios High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	1,530,000	Euros	$2,104,796	2,061,005	U.S. Dollars	$2,061,005	$(43,791)
01/13/14	207,047	U.S. Dollars	207,047	150,000	Euros	206,352	(695)
							$(44,486)

Helios Multi-Sector High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	1,790,000	Euros	$2,462,474	2,411,241	U.S. Dollars	$2,411,241	$(51,233)
01/13/14	227,752	U.S. Dollars	227,752	165,000	Euros	226,988	(764)
							$(51,997)

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended December 31, 2013, the average interest rate paid on the amounts outstanding under the line of credit was 1.03% for Helios Advantage Income Fund, Inc., 1.05% for the Helios High Income Fund, Inc., 1.04% for the Helios Multi-Sector High Income Fund, Inc. and 1.08% for Helios Strategic Income Fund, Inc.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2013	21,100,000	16,650,000	17,900,000	15,250,000
Line of credit amount unused at December 31, 2013	5,900,000	2,350,000	4,100,000	2,750,000
Average balance outstanding during the period	23,369,091	17,326,364	19,558,182	16,599,091
Interest expense incurred on line of credit during the period	209,240	149,832	171,727	146,819

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2013

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$ 78,547,602	$ 4,840,138	$ (811,041)	$ 4,029,097
Helios High Income Fund, Inc.	57,096,339	3,514,561	(639,271)	2,875,290
Helios Multi-Sector High Income Fund, Inc.	63,939,613	3,908,222	(678,604)	3,229,618
Helios Strategic Income Fund, Inc.	53,930,072	3,721,998	(1,064,416)	2,657,582

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios High Income Fund, Inc.

By (Signature and Title)              /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   February 26, 2014
By (Signature and Title)*            /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   February 26, 2014

* Print the name and title of each signing officer under his or her signature.